Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Geographical Information [Line Items]
Total revenues	$ 1,854,658	$ 1,741,301	$ 1,629,838
Americas Principally U S
Schedule Of Geographical Information [Line Items]
Total revenues	871,297	847,458	791,568
Europe
Schedule Of Geographical Information [Line Items]
Total revenues	674,987	627,524	595,850
Asia-Pacific, Middle-East and Africa
Schedule Of Geographical Information [Line Items]
Total revenues	$ 308,374	$ 266,319	$ 242,420